UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 6/30/2012
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Heitman Real Estate Securities LLC

Address:   191 North Wacker Drive
           Suite 2500
           Chicago, IL  60606


Form 13F File Number: 28-04321


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Katie Boysen
Title:  Public Securities Compliance Manager
Phone:  312-251-5424

Signature,  Place,  and  Date  of  Signing:

/s/ Katie Boysen                   Chicago, IL                        8/14/2012
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:



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                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    3

Form 13F Information Table Entry Total:              43

Form 13F Information Table Value Total:  $    1,662,218
                                         --------------
                                         (In Thousands)


CONFIDENTIAL INFORMATION HAS BEEN OMITTED FROM THIS 13F REPORT AND FILED SEPARATELY WITH THE SEC.

List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number  Name

1     028-11931             Old Mutual (US) Holdings, Inc.
----  --------------------  ----------------------------------------------------
2     028-12002             Heitman LLC
----  --------------------  ----------------------------------------------------
3     028-12003             KE I LLC
----  --------------------  ----------------------------------------------------



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
                                                  FORM 13F INFORMATION TABLE

            COLUMN 1                COLUMN 2    COLUMN 3  COLUMN 4      COLUMN 5       COLUMN 6  COLUMN 7          COLUMN 8
-------------------------------- -------------- --------- -------- ------------------ ---------- -------- --------------------------
                                                           VALUE    SHRS OR  SH/ PUT/ INVESTMENT  OTHER        VOTING AUTHORITY
         NAME OF ISSUER          TITLE OF CLASS   CUSIP   (x$1000)  PRN AMT  PRN CALL DISCRETION MANAGERS   SOLE    SHARED   NONE
-------------------------------- -------------- --------- -------- --------- --- ---- ---------- -------- --------- ------ ---------
Apartment Investment &           COM            03748R101   33,164 1,226,951 SH       DEFINED    1,2,3      696,706      0   530,245
Management Company
Avalonbay Communities, Inc.      COM            053484101   70,565   498,760 SH       DEFINED    1,2,3      276,366      0   222,394
Biomed Realty Trust Inc          COM            09063H107   61,262 3,279,551 SH       DEFINED    1,2,3    1,752,126      0 1,527,425
Boston Properties, Inc.          COM            101121101   87,291   805,495 SH       DEFINED    1,2,3      450,876      0   354,619
CBL & Associates Properties,     COM            124830100   33,217 1,699,972 SH       DEFINED    1,2,3      931,572      0   768,400
Inc.
Cousins Properties Inc.          COM            222795106   11,370 1,467,137 SH       DEFINED    1,2,3      784,705      0   682,432
DDR Corp.                        COM            23317H102   34,631 2,365,504 SH       DEFINED    1,2,3    1,254,039      0 1,111,465
Douglas Emmett, Inc.             COM            25960P109      919    39,797 SH       DEFINED    1,2,3       36,097      0     3,700
Duke Realty Corporation          COM            264411505   26,362 1,800,649 SH       DEFINED    1,2,3      977,963      0   822,686
EastGroup Properties, Inc.       COM            277276101    6,086   114,187 SH       DEFINED    1,2,3       77,139      0    37,048
Equity One, Inc.                 COM            294752100   40,200 1,896,227 SH       DEFINED    1,2,3    1,056,385      0   839,842
Essex Property Trust Inc.        COM            297178105   29,877   194,105 SH       DEFINED    1,2,3      106,527      0    87,578
Extra Space Storage Inc          COM            30225T102   23,432   765,765 SH       DEFINED    1,2,3      427,213      0   338,552
Federal Realty Investment Trust  COM            313747206   32,629   313,466 SH       DEFINED    1,2,3      167,991      0   145,475
General Growth Properties, Inc.  COM            370023103   40,196 2,222,009 SH       DEFINED    1,2,3    1,189,584      0 1,032,425
HCP Inc.                         COM            40414L109   61,158 1,385,238 SH       DEFINED    1,2,3      736,646      0   648,592
Health Care REIT Inc.            COM            42217K106   90,240 1,547,852 SH       DEFINED    1,2,3      844,001      0   703,851
Highwoods Properties Inc.        COM            431284108   27,838   827,279 SH       DEFINED    1,2,3      448,079      0   379,200
Host Hotels & Resorts, Inc.      COM            44107P104   34,941 2,208,681 SH       DEFINED    1,2,3    1,230,372      0   978,309
Kilroy Realty Corp.              COM            49427F108   19,401   400,760 SH       DEFINED    1,2,3      219,885      0   180,875
Medical Properties Trust Inc.    COM            58463J304    1,165   121,050 SH       DEFINED    1,2,3            -      0   121,050
National Retail Properties, Inc. COM            637417106   21,500   759,975 SH       DEFINED    1,2,3      299,375      0   460,600
Prologis Inc.                    COM            74340W103   54,590 1,642,785 SH       DEFINED    1,2,3      902,769      0   740,016
Public Storage, Inc.             COM            74460D109   82,359   570,314 SH       DEFINED    1,2,3      326,032      0   244,282
Regency Centers Corp.            COM            758849103   10,870   228,503 SH       DEFINED    1,2,3      121,103      0   107,400
RLJ Lodging Trust                COM            74965L101   28,353 1,563,893 SH       DEFINED    1,2,3      683,973      0   879,920
Sabra Health Care REIT Inc       COM            78573L106    7,945   464,371 SH       DEFINED    1,2,3       85,654      0   378,717
Simon Property Group, Inc.       COM            828806109  173,888 1,117,104 SH       DEFINED    1,2,3      649,990      0   467,114
SL Green Realty Corp             COM            78440X101   43,891   546,999 SH       DEFINED    1,2,3      303,801      0   243,198
Stag Industrial Inc              COM            85254J102    1,712   117,438 SH       DEFINED    1,2,3            -      0   117,438
Strategic Hotel and Resorts Inc  COM            86272T106   36,906 5,713,005 SH       DEFINED    1,2,3    3,149,290      0 2,563,715
Taubman Centers, Inc.            COM            876664103   88,915 1,152,340 SH       DEFINED    1,2,3      621,906      0   530,434
UDR, Inc.                        COM            902653104   27,319 1,057,246 SH       DEFINED    1,2,3      580,546      0   476,700
Ventas Inc.                      COM            92276F100   76,408 1,210,514 SH       DEFINED    1,2,3      678,939      0   531,575
BRE Properties, Inc.             COM CL A       05564E106   22,862   457,065 SH       DEFINED    1,2,3      249,440      0   207,625
Forest City Enterprise CL A      COM CL A       345550107    2,651   181,574 SH       DEFINED    1,2,3      165,149      0    16,425
Hyatt Hotels Corp Class A        COM CL A       448579102   11,377   306,164 SH       DEFINED    1,2,3      282,339      0    23,825
Camden Property Trust            COM SH BEN INT 133131102   22,170   327,626 SH       DEFINED    1,2,3      177,051      0   150,575
Select Income REIT               COM SH BEN INT 81618T100    1,302    54,800 SH       DEFINED    1,2,3            -      0    54,800
Sunstone Hotel Investors PFD     PFD            867892507    2,006    80,000 SH       DEFINED    1,2,3            -      0    80,000
SER D 8.00%
Equity Residential               SH BEN INT     29476L107   94,097 1,508,935 SH       DEFINED    1,2,3      836,783      0   672,152
Liberty Property Trust           SH BEN INT     531172104   32,009   868,853 SH       DEFINED    1,2,3      486,928      0   381,925
Vornado Realty Trust             SH BEN INT     929042109   53,144   632,820 SH       DEFINED    1,2,3      350,373      0   282,447
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